Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation (Note 5)	$ (28,410)	$ 0	$ 0
Vessel Cost [Member]
Vessels cost	0	0
Vessels' acquisitions and other vessels' costs	36,192	0
Contribution of vessels as part of the Spin-Off (Note 1)	648,251
Vessel sales, transfers and other movements	(91,842)
Vessels cost	592,601	0	0
Accumulated Depreciation [Member]
Accumulated depreciation	0	0
Depreciation (Note 5)	(28,410)	0
Vessel sales, transfers and other movements, accumulated depreciation	1,356
Accumulated depreciation	(27,054)	0	0
Net Book Value [Member]
Net book value	0	0
Vessels' acquisitions and other vessels' costs	36,192	0
Depreciation (Note 5)	(28,410)	0
Contribution of vessels as part of the Spin-Off (Note 1)	648,251
Vessel sales, transfers and other movements, net	(90,486)
Net book value	$ 565,547	$ 0	$ 0